Common Stock - Fair Value of Warrants, Measurement Assumptions (Details)	Apr. 08, 2021 $ / shares
Subsidiary, Sale of Stock [Line Items]
Expected term	5 years
Private Placement
Subsidiary, Sale of Stock [Line Items]
Expected term	5 years
Risk free interest rate | Private Placement
Subsidiary, Sale of Stock [Line Items]
Derivative measurement input	0.0085
Expected volatility | Private Placement
Subsidiary, Sale of Stock [Line Items]
Derivative measurement input	0.5378
Fair value (per warrant) | Private Placement
Subsidiary, Sale of Stock [Line Items]
Fair value (per warrant)	$ 28.65